Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lease, Cost [Abstract]
Summary of Components of lease cost	The components of lease cost were as follows (in thousands):

	2020	2019
Operating lease cost (1)
Fixed lease cost	$278	$155
Short-term lease cost	35	11

Total operating lease cost	$313	$166

Summary of lease costs are reflected in the Statements of Operations and Comprehensive Loss	The lease costs are reflected in the Statements of Operations and Comprehensive Loss as follows (in thousands):

	Year Ended December 31
	2020	2019
Research and development	263	133
General and administrative	50	33

Total	313	166

Summary of Supplemental cash flow and other information related to operating leases
Supplemental cash flow and other information related to operating leases was as follows (in thousands):

	Year Ended December 31
	2020	2019
Cash payments included in the measurement of operating lease liabilities	178	146
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	3,565	—

Summary of maturities of operating lease liabilities
As of December 31, 2020, maturities of operating lease liabilities are as follows (in thousands):

Amount
Year Ending December 31,
2021	561
2022	644
2023	671
2024	750
2025	772
Thereafter	4,146

Total lease payments	7,544
Less: imputed interest	(3,273)

Present value of operating lease liabilities	4,271